Fair Value Measurements (Tables)	3 Months Ended	12 Months Ended
	Mar. 29, 2026	Dec. 28, 2025
Fair Value Measurements [Abstract]
Schedule of Financial Assets and Liabilities that are Measured at Fair Value on a Recurring Basis

The following table sets forth the Company’s financial assets and liabilities that are measured at fair value on a recurring basis (in thousands):

	As of March 29, 2026
	Level 1	Level 2	Level 3	Total
Financial Assets
Restricted cash	$1,134	$—	$—	$1,134
Total	$1,134	$—	$—	$1,134
Financial Liabilities
July 2024 Notes derivative liability (1)	$—	$—	$14,042	$14,042
July 2024 Notes derivative liability – related parties (1)	—	—	9,036	9,036
September 2024 Notes derivative liability (1)	—	—	26,351	26,351
September 2024 Notes derivative liability – related parties (1)	—	—	4,286	4,286
July 2025 Note derivative liability– related party (1)	—	—	2,239	2,239
September 2025 Notes derivative liability (1)	—	—	10,825	10,825
November 2025 Note derivative liability – related party (1)	—	—	1,069	1,069
January 2026 Note derivative liability – related party			1,467	1,467
$1.9 Million Note			1,530	1,530
March 2026 Bridge Note			9,500	9,500
Forward purchase agreement liabilities	—	—	5,107	5,107
SAFE Agreement with related party	—	—	579	579
Private placement warrants	—	—	1,504	1,504
Working capital warrants	—	—	172	172
Public warrants	2,070	—	—	2,070
Deferred Cobalt Consideration Shares	—	—	6,331	6,331
Deferred Ambia Consideration Shares	—	—	13,936	13,936
Total	$2,070	$—	$107,974	$110,044
	As of December 28, 2025
	Level 1	Level 2	Level 3	Total
Financial Assets
Restricted cash	$3,841	$—	$—	$3,841
Total	$3,841	$—	$—	$3,841
Financial Liabilities
July 2024 Notes derivative liability (1)	$—	$—	$19,604	$19,604
July 2024 Notes derivative liability – related parties (1)	—	—	12,615	12,615
September 2024 Notes derivative liability (1)	—	—	37,930	37,930
September 2024 Notes derivative liability – related parties (1)	—	—	5,870	5,870
July 2025 Note derivative liability– related party (1)	—	—	3,246	3,246
September 2025 Notes derivative liability (1)	—	—	14,756	14,756
November 2025 Note derivative liability – related party (1)	—	—	1,488	1,488
Forward purchase agreement liabilities	—	—	3,965	3,965
SAFE Agreement with related party	—	—	535	535
Private placement warrants	—	—	1,692	1,692
Working capital warrants	—	—	194	194
Public warrants	2,475	—	—	2,475
Deferred Sunder Consideration Shares	10,840	—	—	10,840
Deferred Ambia Consideration Shares	—	—	16,879	16,879
Total	$13,315	$—	$118,774	$132,089

(1)	The derivative liabilities are associated with the Company’s outstanding senior unsecured convertible notes with stated interest rates of 7.0% (the “September 2024 Notes” and “September 2025 Notes”) and 12.0% (the “July 2024 Notes”, “July 2025 Note”, “November 2025 Note” and “January 2026 Note”) all of which are defined in Note 9 – Borrowings and Derivative Liabilities.

The following tables set forth the Company’s financial assets and liabilities that are measured at fair value, on a recurring basis (in thousands):

	As of December 28, 2025
	Level 1	Level 2	Level 3	Total
Financial Assets
Restricted cash	$3,841	$—	$—	$3,841
Total	$3,841	$—	$—	$3,841
Financial Liabilities
July 2024 Notes derivative liability (1)	$—	$—	$19,604	$19,604
July 2024 Notes derivative liability – related parties (1)	—	—	12,615	12,615
September 2024 Notes derivative liability (1)	—	—	37,930	37,930
September 2024 Notes derivative liability – related parties (1)	—	—	5,870	5,870
July 2025 Note derivative liability– related party (1)	—	—	3,246	3,246
September 2025 Notes derivative liability (1)	—	—	14,756	14,756
November 2025 Note derivative liability – related party (1)	—	—	1,488	1,488
Forward purchase agreement liabilities	—	—	3,965	3,965
SAFE Agreement with related party	—	—	535	535
Private placement warrants	—	—	1,692	1,692
Working capital warrants	—	—	194	194
Public warrants	2,475	—	—	2,475
Deferred Sunder Consideration Shares	10,840	—	—	10,840
Deferred Ambia Consideration Shares	—	—	16,879	16,879
Total	$13,315	$—	$118,774	$132,089

	As of December 29, 2024
	Level 1	Level 2	Level 3	Total
Financial Assets
Restricted cash	$3,841	$—	$—	$3,841
Total	$3,841	$—	$—	$3,841
Financial Liabilities
July 2024 Notes derivative liability (1)	$—	$—	$13,563	$13,563
July 2024 Notes derivative liability – related parties (1)	—	—	21,127	21,127
September 2024 Notes derivative liability (1)	—	—	55,474	55,474
September 2024 Notes derivative liability – related parties (1)	—	—	6,958	6,958
Forward purchase agreement liabilities (2)	—	—	3,494	3,494
SAFE Agreement with related party	—	—	384	384
Private placement warrants	—	—	627	627
Working capital warrants	—	—	72	72
Public warrants	862	—	—	862
Total	$862	$—	$101,699	$102,561

(1)	The derivative liabilities are associated with the Company’s outstanding senior unsecured convertible notes with stated interest rates of 7.0% (the “September 2024 Notes” and “September 2025 Notes”) and 12.0% (the “July 2024 Notes”, “July 2025 Note”, and “November 2025 Note”) all of which are defined in Note 10 – Borrowings and Derivative Liabilities.

(2)	Includes $1.3 million due to related parties as of and December 29, 2024.

Schedule of Liabilities by Class and Categorized Within Level 3 Under the Fair Value Hierarchy

The reconciliation of liabilities by class and categorized within Level 3 under the fair value hierarchy is as follows for the thirteen week periods ended March 29, 2026 and March 30, 2025 (in thousands):

		Thirteen Weeks Ended March 29, 2026
	Derivative liabilities	Convertible debt at fair value	Forward purchase agreements	SAFE Agreements	Warrant liabilities	Deferred Consideration Shares	Total
Balance as of December 28, 2025	$95,509	$—	$3,965	$535	$1,886	$16,879	$118,774
Additions	2,297	10,710	—	—	—	6,331	19,338
Conversions	(1,883)	—	—	—	—	—	(1,883)
Net (gain) loss recognized within Other non-operating income, net in the consolidated statement of operations	(26,608)	320	1,142	44	(210)	(2,943)	(28,255)
Balance as of March 29, 2026	$69,315	$11,030	$5,107	$579	$1,676	$20,267	$107,974

	Thirteen Weeks Ended March 30, 2025
	Derivative liabilities	Forward purchase agreements	SAFE Agreements	Warrant liabilities	Total
Balance as of December 29, 2024	$97,122	$3,494	$384	$699	$101,699
Additions	—	—	—	—	—
Conversions	—	—	—	—	—
Net (gain) loss recognized within Other non-operating income, net in the consolidated statement of operations	(15,127)	(268)	20	488	(14,887)
Balance as of March 30, 2025	$81,995	$3,226	$404	$1,187	$86,812

The reconciliation of liabilities by class and categorized within Level 3 under the fair value hierarchy is as follows for the fiscal years ended December 28, 2025 and December 29, 2024 (in thousands):

	Fiscal Year Ended December 28, 2025
	Derivative liabilities	Forward Purchase Agreements	SAFE Agreements	Warrant liabilities	Deferred Ambia Consideration Shares	Total
Balance as of December 29, 2024	$97,122	$3,494	$384	$699	$—	$101,699
Additions	20,808	—	—	—	16,879	37,687
Conversions	(10,931)	—	—	—	—	(10,931)
Net (gain)/loss recognized within Other non-operating income, net in the consolidated statement of operations	(11,490)	471	151	1,187	—	(9,681)
Balance as of December 28, 2025	$95,509	$3,965	$535	$1,886	$16,879	$118,774

	Fiscal Year Ended December 29, 2024
	Derivative liabilities	Forward Purchase Agreements	SAFE Agreements	Warrant liabilities	Total
Balance as of December 31, 2023	$—	$3,831	$—	$10,960	$14,791
Additions	131,108	—	6,000	—	137,108
Conversions	—	—	(6,250)	(7,306)	(13,556)
Net (gain)/loss recognized within Other non-operating income, net in the consolidated statement of operations	(33,986)	(337)	634	(2,955)	(36,644)
Balance as of December 29, 2024	$97,122	$3,494	$384	$699	$101,699

Schedule of Derivative Liabilities

The assumptions used to value the derivative liabilities as of March 29, 2026 were as follows:

	12.0% Senior Unsecured Convertible Notes				7.0% Senior Unsecured Convertible Notes
	July 2024 Notes(1)	July 2025 Note	November 2025 Note	January 2026 Note	September 2024 Notes(1)	September 2025 Notes(1)
Coupon rate	12.0%	12.0%	12.0%	$12.0%	7.0%	7.0%
Initial conversion rate	595.24	558.66	626.96	540.54	467.84	467.84
Initial conversion price	$1.68	$1.79	$1.60	$1.85	$2.14	$2.14
Common stock price	$1.25	$1.25	$1.25	$1.25	$1.25	$1.25
Risk-free interest rate	4.00%	4.00%	3.96%	4.00%	3.96%	3.96%
Volatility	88.1%	88.8%	87.5%	89.2%	90.7%	90.7%
Dividend yield	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%

The assumptions used to value the derivative liabilities as of December 28, 2025 were as follows:

	12.0% Senior Unsecured Convertible Notes			7.0% Senior Unsecured Convertible Notes
	July 2024 Notes(1)	July 2025 Note	November 2025 Note	September 2024 Notes(1)	September 2025 Notes(1)
Coupon rate	12.0%	12.0%	12.0%	7.0%	7.0%
Initial conversion rate	595.24	558.66	626.96	467.84	467.84
Initial conversion price	$1.68	$1.79	$1.60	$2.14	$2.14
Common stock price	$1.62	$1.62	$1.62	$1.62	$1.62
Risk-free interest rate	3.6%	3.6%	3.6%	3.58%	3.58%
Volatility	82.2%	83.2%	81.3%	85.6%	85.6%
Dividend yield	0.00%	0.00%	0.00%	0.00%	0.00%

(1)	The conversion option is derived based upon the above assumptions plus a make-whole provision which is based upon changes in the Company’s stock price and the conversion date.

The assumptions used to value the derivative liabilities as of December 28, 2025 were as follows:

	12.0% Senior Unsecured Convertible Notes			7.0% Senior Unsecured Convertible Notes
	July 2024 Notes	July 2025 Note	November 2025 Note	September 2024 Notes	September 2025 Notes
Coupon rate	12.0%	12.0%	12.0%	7.0%	7.0%
Conversion rate	595.24	558.66	626.96	467.84	467.84
Conversion price	$1.68	$1.79	$1.60	$2.14	$2.14
Common stock price	$1.62	$1.62	$1.62	$1.62	$1.62
Risk-free interest rate	3.6%	3.6%	3.6%	3.58%	3.58%
Volatility	82.2%	83.2%	81.3%	85.6%	85.6%
Dividend yield	0.00%	0.00%	0.00%	0.00%	0.00%

The assumptions used to value the derivative liabilities as of December 29, 2024 were as follows:

	Senior Unsecured Convertible Notes
	12.0% Notes	7.0% Notes
	July 2024 Notes	September 2024 Notes
Coupon rate	12.0%	7.0%
Conversion rate	595.24	467.84
Conversion price	$1.68	$2.14
Common stock price	$1.81	$1.81
Risk-free interest rate	4.43%	4.43%
Volatility	62.0%	66.6%
Dividend yield	0.00%	0.00%

Schedule of Key Inputs for the Simulation Include Stock Price

The key inputs for the simulation include stock price, simulation period and volatility of the Company’s common stock and were as follows as of March 29, 2026:

	$1.9 Million Note	March 2026 Bridge Note
VWAP stock price	$1.24	$1.24
Simulation period	0.83 years	0.94 years
Risk-free rate	3.76%	3.77%
Volatility	81.4%	83.3%
Credit risk-adjusted rate	41.4%	73.4%

The Company valued the private placement and working capital warrants, based on a binomial lattice model, which included the following inputs:

	As of
	March 29,	December 28,
	2026	2025
Expected term	2.31 years	2.56 years
Stock price	$1.25	$1.62
Exercise price	$11.50	$11.50
Expected volatility	268.3%	179.0%
Risk-free rate	3.90%	3.50%
Expected dividend yield	0.00%	0.00%

FPAs are measured at fair value on a recurring basis using a Monte Carlo simulation analysis based upon the following inputs:

	As of
	March 29,	December 28,
	2026	2025
VWAP stock price	$1.24	$1.66
Simulation period	0.30 years	0.55 years
Risk-free rate	3.73%	3.57%
Volatility	58.0%	77.3%

FPAs are measured at fair value on a recurring basis using a Monte Carlo simulation analysis based upon the following inputs:

	As of
	December 28,	December 29,
	2025	2024
VWAP stock price	$1.66	$1.78
Simulation period	0.55 years	0.55 years
Risk-free rate	3.57%	4.28%
Volatility	77.3%	117.0%

The Company valued the private placement and working capital warrants, based on a binomial lattice model, which included the following inputs:

	As of
	December 28,	December 29,
	2025	2024
Expected term	2.56 years	3.56 years
Stock price	$1.62	$1.81
Exercise price	$11.50	$11.50
Expected volatility	179.0%	68.1%
Risk-free rate	3.50%	4.39%
Expected dividend yield	0.00%	0.00%

Schedule of Financial Liabilities that are not Measured at Fair Value	The following tables set forth the Company’s financial liabilities that are not measured at fair value and are considered a Level 3 instrument in the fair value hierarchy (in thousands):
	As of March 29, 2026
	Principal amount (1)	Unamortized debt discount and debt issuance costs	Net carrying amount excluding capitalized interest (1)	Fair value
12.0% senior unsecured convertible notes
July 2024 Notes	$27,973	$(5,655)	$22,318	$26,724
July 2024 Notes – related parties	18,000	(10,054)	7,946	17,086
Subtotal July 2024 Notes	45,973	(15,709)	30,264	43,810
July 2025 Note – related party	5,000	(3,481)	1,519	4,494
November 2025 Note – related party	2,000	(1,483)	517	1,971
January 2026 Note – related party	3,300	(2,262)	1,038	2,955

7.0% senior unsecured convertible notes
September 2024 Notes	53,793	(37,851)	15,942	45,830
September 2024 Notes – related parties	8,750	(5,946)	2,804	7,461
Subtotal September 2024 Notes	62,543	(43,797)	18,746	53,291
September 2025 Notes	22,000	(18,425)	3,575	18,793
Total	$140,816	$(85,157)	$55,659	$125,314
	As of December 28, 2025
	Principal amount (1)	Unamortized debt discount and debt issuance costs	Net carrying amount excluding capitalized interest (1)	Fair value
12.0% senior unsecured convertible notes
July 2024 Notes	$27,973	$(5,832)	$22,141	$33,165
July 2024 Notes – related parties	18,000	(10,369)	7,631	21,204
Subtotal July 2024 Notes	45,973	(16,201)	29,772	54,369
July 2025 Note – related party	5,000	(3,557)	1,443	5,641
November 2025 Note – related party	2,000	(1,509)	491	2,360

7.0% senior unsecured convertible notes
September 2024 Notes	56,543	(42,211)	14,332	59,425
September 2024 Notes – related parties	8,750	(6,404)	2,346	8,880
Subtotal September 2024 Notes	65,293	(48,615)	16,678	68,305
September 2025 Notes	22,000	(18,646)	3,354	24,227
Total	$140,266	$(88,528)	$51,738	$154,902

(1)	Excludes capitalized interest (coupon interest, default interest and failure to file interest) of $9.6 million and $10.8 million as of March 29, 2026, and December 28, 2025, respectively, included in the July 2024 Notes.
The following table sets forth the Company’s financial liabilities that were not measured at fair value and are considered a Level 3 instrument in the fair value hierarchy (in thousands):
	As of December 28, 2025
	Principal amount (1)	Unamortized debt discount and debt issuance costs	Net carrying amount excluding capitalized interest (1)	Fair value
12.0% senior unsecured convertible notes
July 2024 Notes	$27,973	$(5,832)	$22,141	$33,165
July 2024 Notes – related parties	18,000	(10,369)	7,631	21,204
Subtotal July 2024 Notes	45,973	(16,201)	29,772	54,369
July 2025 Note – related party	5,000	(3,557)	1,443	5,641
November 2025 Note – related party	2,000	(1,509)	491	2,360

7.0% senior unsecured convertible notes
September 2024 Notes	56,543	(42,211)	14,332	59,425
September 2024 Notes – related parties	8,750	(6,404)	2,346	8,880
Subtotal September 2024 Notes	65,293	(48,615)	16,678	68,305
September 2025 Notes	22,000	(18,646)	3,354	24,227
Total	$140,266	$(88,528)	$51,738	$154,902
	As of December 29, 2024
	Principal amount (1)	Unamortized debt discount and debt issuance costs	Net carrying amount excluding capitalized interest (1)	Fair value
12.0% senior unsecured convertible notes
July 2024 Notes	$17,973	$(6,205)	$11,768	$21,390
July 2024 Notes – related parties	28,000	(10,785)	17,215	33,323
Subtotal July 2024 Notes	45,973	(16,990)	28,983	54,713

7.0% senior unsecured convertible notes
September 2024 Notes	71,800	(66,164)	5,636	77,245
September 2024 Notes – related parties	8,000	(7,524)	476	8,583
Subtotal September 2024 Notes	79,800	(73,688)	6,112	85,828
Total	$125,773	$(90,678)	$35,095	$140,541

(1)	Excludes capitalized interest (coupon interest, default interest and failure to file interest) of $10.8 million and $13.6 million as of December 28, 2025 and December 29, 2024, respectively, included in the July 2024 Notes.